INCOME TAXES - (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Corporation tax rate	15.00%
Solidarity surcharge	5.50%
Trade tax rate	13.30%
Overall tax rate	29.125%	29.125%	29.125%